Note 16 - Investments Accounted for Using The Equity Method (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Investments [Text Block]
		Year Ended June 30
(US dollars in thousands)	% Owned	2022	2021	2020
Caret, LLC (formerly Innovative Solar Ventures I, LLC)	50%	-	-	8,225
Total		-	-	8,225

Disclosure of joint ventures [text block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Capital commitment	-	-	15,044
Commission credit	-	-	(770)
Discontinued projects	-	-	(2,079)
Acquisition costs	-	-	110
Total	-	-	12,305
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Assets classified as held for sale	-	-	4,080
Investments accounted for using the equity method	-	-	8,225
Total	-	-	12,305
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Current assets	-	-	2
Non-current assets	-	-	23,277
Total	-	-	23,279
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Opening net assets	-	24,390	28,294
Commission credit	-	-	(1,546)
Commission credit on abandonments	-	-	144
Sundry income	-	-	90
Project swaps	-	-	-
Abandoned projects	-	(13,900)	(2,592)
Acquisition of controlling interest	-	(10,490)	-
Net assets	-	-	24,390
VivoPower share in %	-	-	50%
VivoPower share in $ (excluding funding obligation)	-	-	12,195
Commission credit	-	-	-
Acquisition costs	-	-	110
Net Assets	-	-	12,305